Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Entity's Operating Segments [Abstract]
Disclosure of detailed information of operating segments	The following tables include the results for the Partnership’s reportable segments for the periods presented in these consolidated financial statements:

Year Ended December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Eliminations	Total
Revenues	482,802	543,186	113,867	1,828	45,991	(5,564)	1,182,110
Direct operating costs	(270,419)	(251,259)	(51,018)	(8,977)	(51,683)	5,564	(627,792)
General and administrative(1)	(28,590)	(10,891)	(2,889)	(397)	(1,593)	—	(44,360)
Realized loss on foreign currency forward contracts	—	—	—	—	—	(1,310)	(1,310)
Adjusted EBITDA from equity-accounted investments(2)	101,352	—	—	—	—	—	101,352
Adjusted EBITDA attributable to non-controlling interests	—	(10,989)	312	—	—	—	(10,677)
Adjusted EBITDA	285,145	270,047	60,272	(7,546)	(7,285)	(1,310)	599,323

Year Ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Segment	Corporate/Eliminations	Total
Revenues	477,596	549,587	140,117	2,940	74,726	7,972	—	1,252,938
Direct operating costs	(235,335)	(245,833)	(43,234)	(5,825)	(67,160)	(9,304)	—	(606,691)
General and administrative(1)	(31,773)	(14,986)	(4,169)	(1,567)	(2,328)	(104)	—	(54,927)
Realized loss on foreign currency forward contracts	—	—	—	—	—	—	(5,054)	(5,054)
Adjusted EBITDA from equity-accounted investments(2)	98,297	—	—	—	—	—	—	98,297
Adjusted EBITDA attributable to non-controlling interests	—	(10,864)	(500)	—	—	—	—	(11,364)
Adjusted EBITDA	308,785	277,904	92,214	(4,452)	5,238	(1,436)	(5,054)	673,199
(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(2)Adjusted EBITDA from equity-accounted investments represents the Partnership's proportionate share of Adjusted EBITDA from equity-accounted vessels.

The following table includes reconciliations of Adjusted EBITDA to net income (loss) for the periods presented in these consolidated financial statements:

	Year Ended December 31,
	2020	2019
	$	$
Adjusted EBITDA	599,323	673,199
Depreciation and amortization(1)	(316,317)	(358,474)
Interest expense	(192,723)	(205,667)
Interest income	2,770	5,111
Expenses and gains (losses) relating to equity-accounted investments(2)	(65,431)	(64,529)
Impairment expense, net(3)	(268,612)	(187,680)
Gain (loss) on dispositions, net(4)	3,411	12,548
Realized and unrealized gain (loss) on derivative instruments(5)	(95,189)	(29,628)
Foreign currency exchange gain (loss)	(7,861)	2,193
Other income (expenses), net	(10,472)	(9,677)
Adjusted EBITDA attributable to non-controlling interests	10,677	11,364
Income (loss) before income tax (expense) recovery	(340,424)	(151,240)
Income tax (expense) recovery
Current	(6,543)	(4,666)
Deferred	804	(3,161)
Net loss	(346,163)	(159,067)
(1)Depreciation and amortization by segment for the year ended December 31, 2020 is as follows: FPSO $94.3 million, Shuttle Tanker $163.9 million, FSO $38.0 million, UMS $2.3 million and Towage $17.9 million (December 31, 2019 - FPSO $109.9 million, Shuttle Tanker $184.1 million, FSO $43.3 million, UMS $3.4 million and Towage $17.8 million).
(2)Includes depreciation and amortization, interest expense, interest income, realized and unrealized gain (loss) on derivative instruments, foreign currency exchange gain (loss) and income tax (expense) recovery relating to equity-accounted investments. The sum of (a) Adjusted EBITDA from equity-accounted investments and (b) expenses and gains (losses) relating to equity-accounted investments from this table equals the amount of equity-accounted income (loss) included on the Partnership's consolidated statements of income (loss).
(3)Impairment expense, net by segment for the year ended December 31, 2020 is as follows: FPSO $156.7 million, Shuttle Tanker $35.3 million, FSO $53.8 million and Towage $22.9 million (December 31, 2019 - FPSO $136.6 million, Shuttle Tanker $15.3 million and UMS $35.7 million). (see Note 11 for additional information).
(4)Gain (loss) on dispositions, net by segment for the year ended December 31, 2020 is as follows: FPSO $(0.1) million, Shuttle Tanker segment $(1.9) million and FSO $5.4 million (December 31, 2019 - Shuttle Tanker $1.3 million and FSO $11.2 million). (see Note 8 for additional information).
(5)Excludes the realized loss on foreign currency forward contracts.
A reconciliation of the Partnership's asset by reportable operating segment as at December 31, 2020, December 31, 2019 and January 1, 2019 are as follows:

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
FPSO segment	1,220,084	1,481,797	1,723,693
Shuttle tanker segment	2,134,382	1,902,811	1,864,919
FSO segment	242,312	346,854	384,768
UMS segment	100,467	100,796	137,795
Towage segment	301,270	341,826	365,778
Conventional tanker segment	—	—	4,080
Corporate/Other
Cash and cash equivalents and restricted cash	369,123	306,256	233,580
Other assets	17,993	7,898	8,509
Total assets	4,385,631	4,488,238	4,723,122

Disclosure of detailed information of revenue by geography
The table below summarize the Partnership's segment revenue by geography based on the operating location of the Partnership's assets for the year ended December 31, 2020 and 2019:

Year Ended December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Eliminations	Total
Revenues from contracts with customers
Norway	119,537	109,001	17,088	1,828	—	—	247,454
Brazil	48,484	25,578	—	—	—	—	74,062
Netherlands	—	—	—	—	45,991	(5,564)	40,427
Canada	—	48,097	—	—	—	—	48,097
United Kingdom	122,307	1,409	—	—	—	—	123,716
Australia	—	—	5,157	—	—	—	5,157
Other	—	—	7,474	—	—	—	7,474
Total revenues from contracts with customers	290,328	184,085	29,719	1,828	45,991	(5,564)	546,387
Other revenues
Norway	146,938	179,773	64,638	—	—	—	391,349
Brazil	39,750	76,116	—	—	—	—	115,866
Netherlands	—	—	—	—	—	—	—
Canada	—	62,269	—	—	—	—	62,269
United Kingdom	5,786	3,098	5,353	—	—	—	14,237
Australia	—	—	483	—	—	—	483
Other	—	37,845	13,674	—	—	—	51,519
Total other revenues	192,474	359,101	84,148	—	—	—	635,723
Total revenues	482,802	543,186	113,867	1,828	45,991	(5,564)	1,182,110

Year Ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Segment	Total
Revenues from contracts with customers
Norway	153,483	124,512	28,131	2,940	—	—	309,066
Brazil	56,221	30,907	—	—	—	—	87,128
Netherlands	—	—	—	—	74,726	—	74,726
Canada	—	43,123	—	—	—	—	43,123
United Kingdom	54,164	10,762	—	—	—	—	64,926
Australia	—	—	14,137	—	—	—	14,137
Other	—	—	8,015	—	—	7,972	15,987
Total revenues from contracts with customers	263,868	209,304	50,283	2,940	74,726	7,972	609,093
Other revenues
Norway	136,186	156,065	67,533	—	—	—	359,784
Brazil	64,903	86,220	—	—	—	—	151,123
Netherlands	—	—	—	—	—	—	—
Canada	—	54,053	—	—	—	—	54,053
United Kingdom	12,639	25,172	5,681	—	—	—	43,492
Australia	—	—	3,276	—	—	—	3,276
Other	—	18,773	13,344	—	—	—	32,117
Total other revenues	213,728	340,283	89,834	—	—	—	643,845
Total revenues	477,596	549,587	140,117	2,940	74,726	7,972	1,252,938
The tables below summarize the Partnership's non-current assets by geography as at December 31, 2020, December 31, 2019 and January 1, 2019:

December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Other	Total
Norway	560,469	1,203,857	157,221	59,798	—	36,552	2,017,897
Brazil	443,559	385,647	—	—	—	—	829,206
Netherlands	—	—	—	—	288,823	—	288,823
Canada	—	355,497	—	—	—	—	355,497
United Kingdom	111,832	60,542	—	—	—	—	172,374
Other	—	32,353	56,490	—	—	—	88,843
Total non-current assets	1,115,860	2,037,896	213,711	59,798	288,823	36,552	3,752,640

December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Other	Total
Norway	765,980	882,811	236,060	79,276	—	1,008	1,965,135
Brazil	502,084	455,023	—	—	—	—	957,107
Netherlands	—	—	—	—	323,920	—	323,920
Canada	—	363,527	—	—	—	—	363,527
United Kingdom	119,247	81,349	5,002	—	—	—	205,598
Australia	—	—	14,687	—	—	—	14,687
Other	—	32,752	62,508	—	—	—	95,260
Total non-current assets	1,387,311	1,815,462	318,257	79,276	323,920	1,008	3,925,234

January 1, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Other	Total
Norway	863,122	767,751	265,252	137,168	—	178	2,033,471
Brazil	517,393	517,647	—	—	—	—	1,035,040
Netherlands	—	—	—	—	339,048	—	339,048
Canada	—	366,875	—	—	—	—	366,875
United Kingdom	230,495	101,389	7,400	—	—	—	339,284
Australia	—	—	16,190	—	—	—	16,190
Other	—	33,700	68,540	—	—	—	102,240
Total non-current assets	1,611,010	1,787,362	357,382	137,168	339,048	178	4,232,148

Disclosure of revenue from major customers
The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues during the periods presented:

(U.S. Dollars in millions, except percentages)	Year Ended December 31, 2020	Year Ended December 31, 2019
Royal Dutch Shell Plc (1)	$319.4 or 27%	$311.3 or 25%
BP Plc (2)	$162.1 or 14%	— (4)
Equinor ASA (3)	$143.3 or 12%	$170.8 or 14%
(1)Shuttle tanker and FPSO segments.
(2)Shuttle tanker and FPSO segments.
(3)Shuttle tanker and FSO segments.
(4)Percentage of consolidated revenue was less than 10%.

Disclosure of detailed information of non-current assets by geography
The table below summarize the Partnership's segment revenue by geography based on the operating location of the Partnership's assets for the year ended December 31, 2020 and 2019:

Year Ended December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Eliminations	Total
Revenues from contracts with customers
Norway	119,537	109,001	17,088	1,828	—	—	247,454
Brazil	48,484	25,578	—	—	—	—	74,062
Netherlands	—	—	—	—	45,991	(5,564)	40,427
Canada	—	48,097	—	—	—	—	48,097
United Kingdom	122,307	1,409	—	—	—	—	123,716
Australia	—	—	5,157	—	—	—	5,157
Other	—	—	7,474	—	—	—	7,474
Total revenues from contracts with customers	290,328	184,085	29,719	1,828	45,991	(5,564)	546,387
Other revenues
Norway	146,938	179,773	64,638	—	—	—	391,349
Brazil	39,750	76,116	—	—	—	—	115,866
Netherlands	—	—	—	—	—	—	—
Canada	—	62,269	—	—	—	—	62,269
United Kingdom	5,786	3,098	5,353	—	—	—	14,237
Australia	—	—	483	—	—	—	483
Other	—	37,845	13,674	—	—	—	51,519
Total other revenues	192,474	359,101	84,148	—	—	—	635,723
Total revenues	482,802	543,186	113,867	1,828	45,991	(5,564)	1,182,110

Year Ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Segment	Total
Revenues from contracts with customers
Norway	153,483	124,512	28,131	2,940	—	—	309,066
Brazil	56,221	30,907	—	—	—	—	87,128
Netherlands	—	—	—	—	74,726	—	74,726
Canada	—	43,123	—	—	—	—	43,123
United Kingdom	54,164	10,762	—	—	—	—	64,926
Australia	—	—	14,137	—	—	—	14,137
Other	—	—	8,015	—	—	7,972	15,987
Total revenues from contracts with customers	263,868	209,304	50,283	2,940	74,726	7,972	609,093
Other revenues
Norway	136,186	156,065	67,533	—	—	—	359,784
Brazil	64,903	86,220	—	—	—	—	151,123
Netherlands	—	—	—	—	—	—	—
Canada	—	54,053	—	—	—	—	54,053
United Kingdom	12,639	25,172	5,681	—	—	—	43,492
Australia	—	—	3,276	—	—	—	3,276
Other	—	18,773	13,344	—	—	—	32,117
Total other revenues	213,728	340,283	89,834	—	—	—	643,845
Total revenues	477,596	549,587	140,117	2,940	74,726	7,972	1,252,938
The tables below summarize the Partnership's non-current assets by geography as at December 31, 2020, December 31, 2019 and January 1, 2019:

December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Other	Total
Norway	560,469	1,203,857	157,221	59,798	—	36,552	2,017,897
Brazil	443,559	385,647	—	—	—	—	829,206
Netherlands	—	—	—	—	288,823	—	288,823
Canada	—	355,497	—	—	—	—	355,497
United Kingdom	111,832	60,542	—	—	—	—	172,374
Other	—	32,353	56,490	—	—	—	88,843
Total non-current assets	1,115,860	2,037,896	213,711	59,798	288,823	36,552	3,752,640

December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Other	Total
Norway	765,980	882,811	236,060	79,276	—	1,008	1,965,135
Brazil	502,084	455,023	—	—	—	—	957,107
Netherlands	—	—	—	—	323,920	—	323,920
Canada	—	363,527	—	—	—	—	363,527
United Kingdom	119,247	81,349	5,002	—	—	—	205,598
Australia	—	—	14,687	—	—	—	14,687
Other	—	32,752	62,508	—	—	—	95,260
Total non-current assets	1,387,311	1,815,462	318,257	79,276	323,920	1,008	3,925,234

January 1, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Other	Total
Norway	863,122	767,751	265,252	137,168	—	178	2,033,471
Brazil	517,393	517,647	—	—	—	—	1,035,040
Netherlands	—	—	—	—	339,048	—	339,048
Canada	—	366,875	—	—	—	—	366,875
United Kingdom	230,495	101,389	7,400	—	—	—	339,284
Australia	—	—	16,190	—	—	—	16,190
Other	—	33,700	68,540	—	—	—	102,240
Total non-current assets	1,611,010	1,787,362	357,382	137,168	339,048	178	4,232,148